Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 28,073	$ 38,772
Restricted cash	115
Short term deposits	17,513	5,166
Marketable equity securities	12	42
Other current receivables	660	401
Total current assets	46,373	44,381
Non-current assets
Operating lease right-of-use asset	2,594	1,104
Investment in equity securities	4,011	4,011
Fixed assets, net	503	427
Total non-current assets	7,108	5,542
TOTAL ASSETS	53,481	49,923
Current liabilities
Trade payables	253	391
Operating lease liability	587	427
Other current payables	1,865	1,207
Total current liabilities	2,705	2,025
Operating lease liability non-current	2,143	853
TOTAL LIABILITIES	4,848	2,878
Shareholders’ equity
Ordinary shares, no par value; Authorized 1,000,000,000 shares; Issued and outstanding: 322,652,016 and 312,760,305 shares as of December 31, 2021 and December 31, 2020, respectively
Additional paid in capital	128,209	111,739
Accumulated deficit	(79,804)	(64,768)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	48,405	46,971
Non-controlling interest	228	74
Total equity	48,633	47,045
TOTAL LIABILITIES AND EQUITY	$ 53,481	$ 49,923